Note 20 - Regulatory Capital Matters	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Regulatory Capital Requirements under Banking Regulations [Text Block]
(2
0
)
Regulatory
Capital
Matters

The amount of dividends payable to the parent company from the subsidiary bank is limited by various banking regulatory agencies. Upon approval by regulatory authorities, the Bank may
pay cash dividends to the parent company in excess of regulatory limitations. Additionally, the Company suspended the payment of dividends to its stockholders in the third
quarter of
2009.

The Company is subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and, possibly, additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company must meet specific capital guidelines that involve quantitative measures of the Company’s assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The Company’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company to maintain minimum amounts and ratios of total and Tier I capital to risk-weighted assets, and of Tier I capital to average assets. As of
December
31,
2016,
the interim final Basel III rules (Basel III) require the Company to also maintain minimum amounts and ratios of common equity Tier
1
capital to risk weighted assets. These amounts and ratios as defined in regulations are presented hereafter. Management believes, as of
December
31,
2016,
the Company meets all capital adequacy requirements to which it is subject under the regulatory framework for prompt corrective action. In the opinion of management, there are no conditions or events since prior notification of capital adequacy from the regulators that have changed the institution’s category.

The Basel III rules also require the implementation of a new capital conservation buffer comprised of common equity Tier
1
capital. The capital conservation buffer will be phased in beginning
January
1,
2016
at
0.625%
of risk-weighted assets and increase each subsequent year by
0.625%
until reaching its final level of
2.5%
on
January
1,
2019.

The following table summarizes regulatory capital information as of
December
31,
2016
and
December
31,
2015
on a consolidated basis and for the subsidiary, as defined. Regulatory capital ratios for
December
31,
2016
and
2015
were calculated in accordance with the Basel III rules.

The following table summarizes regulatory capital information as of
December
31,
2016
and
2015
on a consolidated basis and for its wholly-owned subsidiary, as defined:

					To Be Well
					Capitalized Under
			For Capital		Prompt Corrective
	Actual		Adequacy Purposes		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2016	(In Thousands)

Total Capital to Risk-Weighted Assets
Consolidated	$130,785	16.64%	$62,880	8.00%	N/A	N/A
Colony Bank	127,646	16.26	62,796	8.00	$78,495	10.00%

Tier I Capital to Risk-Weighted Assets
Consolidated	121,862	15.50	47,160	6.00	N/A	N/A
Colony Bank	118,723	15.12	47,097	6.00	62,796	8.00

Common Equity Tier 1 Capital to Risk-Weighted Assets
Consolidated	89,002	11.32	35,370	4.50	N/A	N/A
Colony Bank	118,723	15.12	35,323	4.50	51,022	6.50

Tier I Capital to Average Assets
Consolidated	121,862	10.29	47,368	4.00	N/A	N/A
Colony Bank	118,723	10.04	47,290	4.00	59,113	5.00

As of December 31, 2015

Total Capital to Risk-Weighted Assets
Consolidated	$131,948	16.60%	$63,602	8.00%	N/A	N/A
Colony Bank	126,939	15.99	63,500	8.00	$79,375	10.00%

Tier I Capital to Risk-Weighted Assets
Consolidated	123,344	15.51	47,702	6.00	N/A	N/A
Colony Bank	118,335	14.91	47,625	6.00	63,500	8.00

Common Equity Tier 1 Capital to Risk-Weighted Assets
Consolidated	81,823	10.29	35,776	4.50	N/A	N/A
Colony Bank	118,335	14.91	35,719	4.50	51,594	6.50

Tier I Capital to Average Assets
Consolidated	123,344	10.69	46,149	4.00	N/A	N/A
Colony Bank	118,335	10.27	46,074	4.00	57,592	5.00

In
2016,
the Bank obtained approval of its regulators and paid a
$9,100,000
dividend to the Company. The dividend was utilized to redeem
8,661
shares of Preferred Stock. In
2015,
the Bank obtained approval of its regulators and paid a
$10,000,000
dividend to the Company. The dividend was utilized to redeem
9,979
shares of Preferred Stock.

Effective
October
22,
2014,
the Board Resolution (BR) the Bank had been operating under was lifted. The BR required that, prior to declaring or paying any cash dividend to the Company, the Bank must obtain written consent of its regulators. In
November
2014,
the Bank paid a
$12,000,000
dividend to the Company. This dividend was utilized to bring the interest payments of the Trust Preferred Securities and the dividend payments of the Preferred Stock to a current status and to fund holding company operations for the coming year.